Provisions for Impairment of Financial Assets - Schedule of Established and Released Provision Amounts (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Provisions established	$ (588,956)	$ (793,047)	$ (460,226)
Provisions released	252,218	270,152
Totals	(336,738)	(522,895)
Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established	(325,135)	(541,857)	(244,800)
Provisions released	162,388	173,955
Totals	(162,747)	(367,902)
Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established	(33,926)	(27,516)	(25,929)
Provisions released	11,664	9,667
Totals	(22,262)	(17,849)
Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established	(229,200)	(223,664)	(189,755)
Provisions released	77,778	86,312
Totals	(151,422)	(137,352)
Sub Total [member]
Disclosure of financial assets [line items]
Provisions established	(588,261)	(793,037)	(460,484)
Provisions released	251,830	269,934
Totals	(336,431)	(523,103)
Bank [member]
Disclosure of financial assets [line items]
Provisions established	(695)	(10)	258
Provisions released	388	218
Totals	$ (307)	$ 208
Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions established			(737,583)
Individually assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established			(423,043)
Individually assessed for credit losses [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established			(35,031)
Individually assessed for credit losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established			(279,002)
Individually assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions established			(737,076)
Individually assessed for credit losses [member] | Bank [member]
Disclosure of financial assets [line items]
Provisions established			(507)
Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions established			277,357
Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established			178,243
Collectively assessed for credit losses [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established			9,102
Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established			89,247
Collectively assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions established			276,592
Collectively assessed for credit losses [member] | Bank [member]
Disclosure of financial assets [line items]
Provisions established			$ 765